Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management Objective And Policies [Abstract]
Disclosure of financial assets that are either past due or impaired
Maximum exposure and staging as of December 31, 2021 and 2022
As of December 31, 2021

	12-month ECLs	Lifetime ECLs
	Stage 1 HK$	Stage 2 HK$	Stage 3 HK$	Simplified approach HK$	HK$
Accounts receivable*	21,545,865	—	—	64,968,815	86,514,680
Financial assets included in prepayments, deposits and other receivables
—Normal**	1,196,110	—	—	—	1,196,110
Due from immediate holding company
—Normal**	2,144,975,230	—	—	—	2,144,975,230
Other assets
— Not yet past due	136,065,738	—	—	—	136,065,738
Cash and bank balances
— Not yet past due	526,206,108	—	—	—	526,206,108

	2,829,989,051	—	—	64,968,815	2,894,957,866

*
For accounts receivable to which the Group applies the simplified approach for impairment, information based on the provision matrix and internal credit rating mentioned in Note 11 to the consolidated financial statements.

**
The credit quality of the financial assets included in prepayments, deposits and other receivables, and due from immediate holding company is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition; “doubtful” when there has been significant increase in credit risk since initial recognition through information developed internally or externally; “loss” when there is evidence indicating the asset is credit-impaired: and “
write-off
” when there is evidence indicating that the debtor is in severe financial difficulty and Group has no realistic prospect of recovery.

As of December 31, 2022

	12-month ECLs	Lifetime ECLs
	Stage 1 HK$	Stage 2 HK$	Stage 3 HK$	Simplified approach HK$	HK$
Accounts receivable*	—	—	—	187,673,616	187,673,616
Financial assets included in prepayments, deposits and other receivables
—Normal**	954,518,603	—	—	—	954,518,603
Due from immediate holding company
—Normal**	2,239,358,702	—	—	—	2,239,358,702
Other assets
— Not yet past due	9,620,468	—	—	—	9,620,468
Restricted cash
— Not yet past due	3,239,362	—	—	—	3,239,362
Cash and bank balances
— Not yet past due	1,078,411,335	—	—	—	1,078,411,335

	4,285,148,470	—	—	187,673,616	4,472,822,086

*
For accounts receivable to which the Group applies the simplified approach for impairment, information based on the provision matrix and internal credit rating mentioned in Note 11 to the consolidated financial statements.

**
The credit quality of the financial assets included in prepayments, deposits and other receivables, and due from immediate holding company is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition; “doubtful” when there has been significant increase in credit risk since initial recognition through information developed internally or externally; “loss” when there is evidence indicating the asset is credit-impaired: and “
write-off
” when there is evidence indicating that the debtor is in severe financial difficulty and Group has no realistic prospect of recovery.

Disclosure of maturity analysis for non-derivative financial liabilities

The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	As of December 31, 2021
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	155,020,918	—	—	155,020,918
Bank borrowings	2.1%	390,926,836	2,631,251	—	393,558,087
Financial liabilities included in other payables and accruals	N/A	72,107,680	—	—	72,107,680
Convertible bond	7.8%	—	—	125,319,026	125,319,026

		618,055,434	2,631,251	125,319,026	746,005,711

	As of December 31, 2022
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	82,315,173	—	—	82,315,173
Bank borrowings	6.3%	158,011,249	622,237	3,614,825	162,248,311
Financial liabilities included in other payables and accruals	N/A	102,788,191	—	—	102,788,191

		343,114,613	622,237	3,614,825	347,351,675